Business Combination - Summary Of The Allocation Of The Purchase Price (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Jul. 27, 2022
Disclosure of detailed information about business combination [line items]
Cash		$ 10,000
Accounts payable and accrued liabilities	$ 28,000
High Arctic Energy Services Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash	10,200
Accounts payable and accrued liabilities	27,300
Fair value of consideration transferred	37,500	$ 38,000
Acquired Assets
Right-of-use assets	6,990
Assumed Liabilities
Lease obligations	(6,990)
Fair value of Acquired Net Assets	37,500
High Arctic Energy Services Inc [Member] | Rig Equipment [Member]
Acquired Assets
Property, plant and equipment recognised as of acquisition date	32,796
High Arctic Energy Services Inc [Member] | Vehicles [member]
Acquired Assets
Property, plant and equipment recognised as of acquisition date	900
High Arctic Energy Services Inc [Member] | Buildings [member]
Acquired Assets
Property, plant and equipment recognised as of acquisition date	1,457
High Arctic Energy Services Inc [Member] | Land [member]
Acquired Assets
Property, plant and equipment recognised as of acquisition date	$ 2,347